STAPLED UNITHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
STAPLED UNITHOLDERS' EQUITY
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	[1]	$ 53,798	$ 188,169
Fair value gains (losses) on derivatives designated as net investment hedges		18,153	(92,269)
Accumulated Other Comprehensive Income		$ 71,951	$ 95,900

[1]	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.